Shares and issued capital	12 Months Ended
Dec. 31, 2018
Shares and issued capital
Shares and issued capital

26.        Shares and issued capital

Fully paid ordinary shares

	Number of	Share	Share
	shares	capital	Premium
		USD’000	USD’000
Balance at December 31, 2015	42,073,748,961	16,830	4,903,861
Issuance of shares under the Company’s employee share option plan	329,531,926	132	35,367
Conversion of convertible bonds during the year	105,128,132	42	11,023
Adjustment arising from the Share Consolidation	(38,257,568,118)	—	—
Issuance of shares under the Company’s employee share option plan after the Share Consolidation	2,081,358	8	697
Balance at December 31, 2016	4,252,922,259	17,012	4,950,948
Issuance of shares under the Company’s employee share option plan	32,723,622	130	35,178
Conversion of convertible bonds during the year	389,042,383	1,556	427,168
Share premium reduction	—	—	(910,849)
Ordinary shares issued at December 6, 2017	241,418,625	966	325,174
Balance at December 31, 2017	4,916,106,889	19,664	4,827,619
Issuance of shares under the Company’s employee share option plan (Note 37)	24,071,936	97	25,121
Ordinary shares issued at June 29, 2018	61,526,473	246	83,256
Ordinary shares issued at August 29, 2018	57,054,901	228	77,148
Shares bought back on-market and cancelled	(18,941,000)	(76)	(19,981)
Balance at December 31, 2018	5,039,819,199	20,159	4,993,163

On April 23, 2018, the Company entered into the China IC Fund Pre-emptive Share Subscription Agreement with China IC Fund and Xinxin (Hongkong) Capital Co., Ltd (“Xinxin HK”, wholly-owned by China IC Fund), pursuant to which, on and subject to the terms of the China IC Fund Pre-emptive Share Subscription Agreement, the Company conditionally agreed to issue, and China IC Fund, through Xinxin HK, conditionally agreed to subscribe for, the 57,054,901 Ordinary Shares at the price of HK$10.65 per Ordinary Share. On August 29, 2018, the Company completed the issue of the China IC Fund pre-emptive shares in the principal amount of HK$607.6 million (approximately US$77.4 million).

On April 23, 2018, the Company entered into the Datang Pre-emptive Share Subscription Agreement with Datang Telecom Technology & Industry Holdings Co., Ltd. (“Datang”) and Datang Holdings (Hongkong) Investment Company Limited (“Datang HK”), pursuant to which, on and subject to the terms of the Datang Pre-emptive Share Subscription Agreement, the Company conditionally agreed to issue, and Datang, through Datang HK, conditionally agreed to subscribe for, the 61,526,473 Ordinary Shares at the price of HK$10.65 per Ordinary Share. On June 29, 2018, the Company completed the issue of the Datang pre-emptive shares in the principal amount of HK$655.3 million (approximately US$83.5 million).

On September 27, 2018, the company repurchased 7,291,000 ordinary shares on Hong Kong Stock Exchange. The buy-back was approved by shareholders at the annual general meeting on June 22, 2018. The ordinary shares were acquired at an average price of HK$8.32 per share, with prices ranging from HK$8.27 to HK$8.36. The total cost of HK$60.8 million (approximately US$7.8 million) was deducted from the shareholder equity.

On October 4, 2018, the company repurchased 11,650,000 ordinary shares on Hong Kong Stock Exchange. The buyback was approved by shareholders at the annual general meeting on June 22, 2018. The ordinary shares were acquired at an average price of HK$8.23 per share, with prices ranging from HK$8.11 to HK$8.32. The total cost of HK$96.1 million (approximately US$12.3 million) was deducted from the shareholder equity. On October 25, 2018, the company cancelled 18,941,000 ordinary shares amounted at US$20.0 million, in respect of the repurchase on September 27, 2018 and October 4, 2018.

On December 6, 2017, pursuant to the terms and conditions of the placing agreement entered by the Company and joint placing agents, the Company allotted and issued 241,418,625 placing shares, representing approximately 4.92% of the issued share capital of the Company as enlarged by the issue of the placing shares, to not less than six independent placees at the price of HK$10.65 per placing share. The net proceeds are recorded as share capital of approximately US$1.0 million and share premium of approximately US$325.2 million in the statements of financial position after the deduction of issue expenses of US$2.9 million. Net proceeds of issue are measured after deducting directly attributable transaction costs of the share issue.

On June 23, 2017, the Board has been approved by the shareholders at the Annual General Meeting to reduce the amount standing to the credit of the share premium account of the Company by an amount of US$910.8 million and to apply such amount to eliminate the accumulated losses of the Company as of December 31, 2016.

On June 23, 2017, the Board has been approved by the shareholders at the Annual General Meeting to increase the authorized share capital of the Company to US$42,000,000 divided into 10,000,000,000 ordinary shares and 500,000,000 preferred shares by the creation of an additional 5,000,000,000 ordinary shares in the share capital of the Company, which will rank pari passu with all existing ordinary shares.

In 2016, the Company proposed to implement the Share Consolidation on the basis that every ten issued and unissued shares of US$0.0004 each of the Company will be consolidated into one ordinary share of US$0.004 each. The proposed share consolidation was approved by the Company’s shareholders at the Extraordinary General Meeting held on December 6, 2016 and the share consolidation became effective on December 7, 2016.

Stock incentive plans

The Company has adopted the stock incentive plans under which options to subscribe for the Company’s shares have been granted to certain employees, officers and other service providers (Note 37).